Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 20% Portfolio	Apr. 29, 2023
VIP FundsManager 20% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(9.59%)
Past 5 years	1.94%
Past 10 years	2.94%
VIP FundsManager 20% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(9.67%)
Past 5 years	1.79%
Past 10 years	2.79%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0900
Average Annual Return:
Past 1 year	(9.72%)
Past 5 years	1.94%
Past 10 years	2.86%